Debt (Details) - USD ($)																																																				3 Months Ended			12 Months Ended
		Mar. 30, 2021	Mar. 24, 2021	Feb. 05, 2021	Jan. 28, 2021	Jan. 21, 2021	Jan. 14, 2021	Jan. 11, 2021	Jan. 06, 2021	Jan. 04, 2021	Dec. 31, 2020		Dec. 16, 2020	Dec. 09, 2020	Dec. 04, 2020	Nov. 25, 2020	Nov. 20, 2020	Nov. 17, 2020	Oct. 29, 2020	Oct. 15, 2020	Oct. 06, 2020	Sep. 30, 2020	Sep. 25, 2020	Sep. 09, 2020	Sep. 01, 2020	Aug. 20, 2020	Jul. 30, 2020	Jul. 21, 2020	Jul. 17, 2020	Jul. 09, 2020	Jul. 01, 2020	Jun. 26, 2020	Jun. 23, 2020	Jun. 17, 2020	Jun. 05, 2020	Apr. 08, 2020	Mar. 10, 2020	Jan. 24, 2020	Dec. 19, 2019	Nov. 22, 2019	Nov. 11, 2019	Oct. 07, 2019	Sep. 12, 2019	Dec. 19, 2018	Aug. 13, 2018	Apr. 30, 2018	Aug. 10, 2017	Sep. 19, 2016	Mar. 18, 2016	Nov. 30, 2014	Aug. 31, 2014	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Sep. 30, 2021	May 04, 2021	May 04, 2020
Convertible Debentures C and D [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		272,837
Debt Conversion, Original Debt, Amount		$ 122,166
Gain (Loss) on Extinguishment of Debt		3,035
Convertible Debentures C and D [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount		110,833
Convertible Debentures C and D [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount		71,526
Convertible Debentures C and D [Member] | Series D Debenture [Member]
Debt (Details) [Line Items]
Convertible Debt		8,722
Series C Debenture [Member]
Debt (Details) [Line Items]
Convertible Debt		$ 11,333									$ 110,833																																								$ 110,833				$ 110,833		$ 110,833
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																			$ 20.2
Debt Instrument, Face Amount																																																			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																																																			10.00%
Warrants and Rights Outstanding, Term																																																			5 years
Class of Warrant or Rights, Granted (in Shares)																																																			4,950
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																			$ 20.2
Debt Instrument, Unamortized Discount											0											$ 114,400																														$ 114,400			0
Interest Expense, Debt																																																							11,114
Amortization of Debt Discount (Premium)																																																							0
Convertible Note A [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																																									120,000
Debt Conversion, Original Debt, Amount																																															$ 7,860										$ 15,000
Convertible Debt											41,000																																												41,000		41,000
Gain (Loss) on Extinguishment of Debt			$ 1,201
Repayments of Debt			55,368																																																						4,000
Debt Instrument, Face Amount																																																	$ 60,000
Debt Instrument, Interest Rate, Stated Percentage																																																	12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																																	Pursuant to the terms of the Convertible Note A, the Company is obligated to pay monthly installments of not less than $1,000 the first of each month commencing the month following the execution of the Convertible Note A until its maturity on September 16, 2016 at which time the Company was obligated to repay the full principal amount of the Convertible Note A. The Convertible Note A is convertible by the holder at any time into shares of the Company’s Common Stock at price of $1.00 per share, and throughout the duration of the note, the holder has the right to participate in any financing the Company may engage in upon the same terms and conditions as all other investors.
Debt Instrument, Unamortized Discount											$ 0																																						$ 18,750						0
Debt Instrument, Convertible, Beneficial Conversion Feature																																																	$ 9,375
Stock Issued During Period, Shares, Other (in Shares)																																													75,000	75,000	25,000	15,000	15,000
Shares Issued, Price Per Share (in Dollars per share)																																																$ 0.3
Interest Expense, Debt																																																$ 4,050							4,934
Stock Issued During Period, Value, Other																																													$ 6,750	$ 7,500	$ 3,750
Gains (Losses) on Restructuring of Debt																																																									(13,867)
Amortization of Debt Discount (Premium)																																																							0
Convertible Note A [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt			41,000
Convertible Note A [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt			$ 13,167
Eagle Equities Note 4 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									3,505,964	4,123,750	7,629,714
Convertible Debt	[1]										$ 84,000																																												84,000		0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.01224	$ 0.012
Debt Instrument, Face Amount																																					$ 129,000
Debt Instrument, Interest Rate, Stated Percentage																																					12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																					Under the Eagle Equities Note 4, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 4 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 4, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities may not convert the Eagle Equities Note 4 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock
Debt Instrument, Unamortized Discount											35,903	[1]																																										$ 125,000	35,903	[1]
Interest Expense, Debt																																																				17,948		14,021	12,332	[1]
Debt Instrument, Payment Terms																																					If the Company prepaid the Eagle Equities Note 4 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 4, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 4, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)	[1]																																																						93,097
Derivative Liability																																																						139,021
Eagle Equities Note 4 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 39,000	$ 45,000			$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)													4,555,556
Debt Conversion, Original Debt, Amount									3,913	4,485			$ 4,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)													$ 0.0108
Eagle Equities Note 4 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																					$ 4,000
Eagle Equities Note 4 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 39,000	45,000	84,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount										4,485	$ 8,398
Eagle Equities Note 5 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							4,319,378	4,463,507	4,463,507		8,782,885
Convertible Debt	[2]										$ 100,000																																												100,000		0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.01266	$ 0.01224	$ 0.01224
Debt Instrument, Face Amount																																				$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																																				12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																				Under the Eagle Equities Note 5, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 5 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 5, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 5 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock
Debt Instrument, Unamortized Discount											55,253	[2]																																									$ 100,000		55,253	[2]
Interest Expense, Debt	[2]																																																						8,779
Debt Instrument, Payment Terms																																				If the Company prepaid the Eagle Equities Note 5 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 5, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 5, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)	[2]																																																						44,747
Derivative Liability																																																					106,576
Eagle Equities Note 5 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 50,000	$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount							4,683	$ 4,633
Eagle Equities Note 5 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																				$ 4,000
Eagle Equities Note 5 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount							50,000			50,000	100,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 4,683			$ 4,633	$ 9,317
Eagle Equities Note 6 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					7,285,062	6,449,610					13,734,672
Convertible Debt	[3]										$ 200,200																																												200,200		0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.01575	$ 0.0154
Debt Instrument, Face Amount																															$ 200,200
Debt Instrument, Interest Rate, Stated Percentage																															12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																															Under the Eagle Equities Note 6, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 6 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 6, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 6 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											148,727	[3]																			$ 200,200																								148,727	[3]
Interest Expense, Debt	[3]																																																						12,112
Debt Instrument, Payment Terms																															If the Company prepaid the Eagle Equities Note 6 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 6, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 6, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)	[3]																																																						51,473
Derivative Liability																															$ 218,148
Debt Instrument, Fee Amount																															7,000
Eagle Equities Note 6 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 107,200	$ 93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount					7,540	6,324
Eagle Equities Note 6 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																															$ 18,200
Eagle Equities Note 6 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount					107,200	93,000					200,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 7,540	$ 6,324					$ 13,864
Eagle Equities Note 7 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				1,184,148							1,184,148
Debt Conversion, Original Debt, Amount				$ 200,200							$ 200,200
Convertible Debt	[4]										200,200																																												200,200		0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.24984
Debt Instrument, Face Amount																										$ 200,200
Debt Instrument, Interest Rate, Stated Percentage																										12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																										Under the Eagle Equities Note 7, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 7 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 7, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities may not convert the Eagle Equities Note 7 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											$ 180,039	[4]														$ 200,200																													180,039	[4]
Interest Expense, Debt																																																				$ 15,203			8,754	[4]
Debt Instrument, Payment Terms																										If the Company prepays the Eagle Equities Note 7 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 7, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 7, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)	[4]																																																						20,161
Derivative Liability																										$ 215,403
Debt Instrument, Fee Amount																										7,000
Eagle Equities Note 7 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 200,200
Eagle Equities Note 7 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																										$ 18,200
Eagle Equities Note 8 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				639,593							639,593
Debt Conversion, Original Debt, Amount				$ 114,400							$ 114,400
Convertible Debt	[5]										114,400																																												114,400		0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.23851
Debt Instrument, Interest Rate, Stated Percentage																						12.00%																														12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																						Under the Eagle Equities Note 8, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 8 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 8, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 8 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											$ 113,020	[5]										$ 10,400																														$ 10,400			113,020	[5]
Interest Expense, Debt																																																				2,909			3,498	[5]
Debt Instrument, Payment Terms																						If the Company prepaid the Eagle Equities Note 8 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 8, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 8, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)	[5]																																																						1,380
Derivative Liability																						$ 117,309																														117,309
Debt Instrument, Fee Amount																						4,000																														4,000
Eagle Equities Note 8 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 114,400
Eagle Equities Note 8 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount																						$ 114,400																														$ 114,400
Eagle Equities Note 9 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				605,177							605,177
Debt Conversion, Original Debt, Amount				$ 114,400							$ 114,400
Convertible Debt	[6]										114.4																																												114.4
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.24984
Debt Instrument, Face Amount																			$ 114,400
Debt Instrument, Interest Rate, Stated Percentage																			12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																			Under the Eagle Equities Note 9, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 9 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 9, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 9 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											$ 90,779	[6]							$ 10,400																																				90,779	[6]
Interest Expense, Debt	[6]																																																						2,369
Debt Instrument, Payment Terms																			If the Company prepaid the Eagle Equities Note 9 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 9, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 9, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $86,432 existed in connection with the variable rate conversion feature of the Eagle Equities Note 9; this amount was charged to discount on the Eagle Equities Note 9. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.Eagle Equities Note 10 This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.On December 9, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 10”) in the aggregate principal amount of $220,000 with an original issue discount of $20,000. The amount received was also net of fees in the amount of $8,000, which were charged to discount on convertible notes during the period. The Eagle Equities Note 10 entitled the holder to 12% interest per annum and matures on December 9, 2021. Under the Eagle Equities Note 10, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 8 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 9, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 10 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 10 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment is made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 10, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 9, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $118,160 existed in connection with the variable rate conversion feature of the Eagle Equities Note 10; this amount was charged to discount on the Eagle Equities Note 10. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below. PPP Loan On May 4, 2020, the Company received loan proceeds from Bank of America in the amount of $460,406 under the Paycheck Protection Program (the “PPP Loan”). On July 21, 2020, Bank of America notified the Company in writing that it should not have received $440,000 of the loan proceeds disbursed under the Note. The Company investigated the terms of the application and discovered its former President had erroneously represented it was refinancing an Economic Injury Disaster Loan when the Company never applied for or received such a loan. Bank of America requested that the Company return the funds it received back to Bank of America. The Company is currently negotiating a repayment plan with Bank of America. If we are not successful in negotiating repayment terms, it could have a material adverse effect on our financial condition. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.
Amortization of Debt Discount (Premium)	[6]																																																						6,053
Derivative Liability																			$ 86,432
Debt Instrument, Fee Amount																			$ 4,000
Eagle Equities Note 9 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 114,400
Eagle Equities Note 10 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				1,095,131							1,095,131
Debt Conversion, Original Debt, Amount				$ 200,200							$ 200,200
Convertible Debt	[7]										220																																												220
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.23748
Debt Instrument, Face Amount														$ 220,000
Debt Instrument, Interest Rate, Stated Percentage														12.00%
Debt Instrument, Convertible, Terms of Conversion Feature														Under the Eagle Equities Note 10, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 8 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 9, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 10 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock
Debt Instrument, Unamortized Discount	[7]										133,074																																												133,074
Interest Expense, Debt	[7]																																																						1,591
Debt Instrument, Payment Terms														If the Company prepaid the Eagle Equities Note 10 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment is made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 10, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 9, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)	[7]																																																						5,087
Derivative Liability														$ 118,160
Debt Instrument, Fee Amount														8,000
Eagle Equities Note 10 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 200,200
Eagle Equities Note 10 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount														$ 20,000
PPP Loan [Member]
Debt (Details) [Line Items]
Convertible Debt											460,406																																												460,406		0
Debt Instrument, Face Amount																																																											$ 460,000	$ 460,406
Notes Payable																																																										$ 460,406
Debt Instrument, Unamortized Discount											0																																												0
Interest Expense, Debt																																																							3,037
Amortization of Debt Discount (Premium)																																																							0
Debt Instrument, Description																												The Company investigated the terms of the application and discovered its former President had erroneously represented it was refinancing an Economic Injury Disaster Loan when the Company never applied for or received such a loan. Bank of America requested that the Company return the funds it received back to Bank of America. The Company is currently negotiating a repayment plan with Bank of America.
Series D Debenture [Member]
Debt (Details) [Line Items]
Convertible Debt											11,333																																							$ 11,333					11,333		11,333
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																		$ 16.67
Debt Instrument, Face Amount																																																		$ 10,000
Debt Instrument, Interest Rate, Stated Percentage																																																		12.00%
Warrants and Rights Outstanding, Term																																																		5 years
Class of Warrant or Rights, Granted (in Shares)																																																		495
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																		$ 20.2
Debt Instrument, Unamortized Discount											0																																												0
Interest Expense, Debt																																																							1,364
Amortization of Debt Discount (Premium)																																																							0
Power Up Note 11 [Member]
Debt (Details) [Line Items]
Convertible Debt											0																																												0		45,000
Repayments of Debt																																																							74,195
Debt Instrument, Face Amount																																											$ 45,000
Debt Instrument, Interest Rate, Stated Percentage																																											12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																											Under the Power Up Note 11, Power Up had the right to convert all or a portion of the outstanding principal of the Power Up Note 11 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Power Up Note 11, at a price equal to the higher of the variable conversion price or $0.00006 per share. The variable conversion price meant 55% of lowest trading price during the 25-trading day period ending on the last complete trading date prior to the date of conversion, provided, however, that Power Up could not convert the Power Up Note 11 to the extent that such conversion would result in beneficial ownership by Power Up and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											0																																												0
Interest Expense, Debt																																																							875		2,187
Gains (Losses) on Restructuring of Debt																																																							35,420
Debt Instrument, Term																																											180 days
Debt Instrument, Payment Terms																																											If the Company prepaid the Power Up Note 11 within 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 115%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Power Up Note 11, then such redemption premium was 120%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium 125%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 130%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 135%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Power Up Note 11, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)																																																							34,498		45,000
Derivative Liability											21,266																																												21,266		47,187
Power Up Note 11 [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							45,000
Power Up Note 11 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							2,680
Power Up Note 11 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																											$ 3,000
Amortization of Debt Discount (Premium)																																																									3,000
Power Up Note 11 [Member] | Prepayment Penalty [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							23,815
Power Up Note 11 [Member] | Minimum [Member]
Debt (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																											$ 0.00006
Power Up Note 12 [Member]
Debt (Details) [Line Items]
Convertible Debt											0																																												0		53,000
Repayments of Debt																																																							84,231
Debt Instrument, Face Amount																																							$ 256,000			$ 53,000
Debt Instrument, Interest Rate, Stated Percentage																																							12.00%			12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																												Under the Power Up Note 12, Power Up had the right to convert all or a portion of the outstanding principal of the Power Up Note 12 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Power Up Note 12, at a price equal to the higher of the variable conversion price or $0.00006 per share. The variable conversion price meant 55% of lowest trading price during the 25-trading day period ending on the last complete trading date prior to the date of conversion, provided, however, that Power Up could not convert the Power Up Note 12 to the extent that such conversion would result in beneficial ownership by Power Up and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											0																												$ 6,000																0		53,000
Interest Expense, Debt																																																							1,813		1,499
Gains (Losses) on Restructuring of Debt																																																							4,247
Debt Instrument, Payment Terms																																										If the Company prepaid the Power Up Note 12 within 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 115%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Power Up Note 12, then such redemption premium was 120%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 125%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 130%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 135%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Power Up Note 12, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)																																																							46,014		6,502
Derivative Liability											62,569																																												62,569		54,969
Interest Expense, Debt, Excluding Amortization																																																									2,187
Power Up Note 12 [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							53,000
Power Up Note 12 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							3,312
Power Up Note 12 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																										$ 3,000
Power Up Note 12 [Member] | Prepayment Penalty [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							27,919
Power Up Note 13 [Member]
Debt (Details) [Line Items]
Convertible Debt											0																																												0		73,000
Repayments of Debt																																																							115,980
Debt Instrument, Face Amount																																									$ 73,000
Debt Instrument, Interest Rate, Stated Percentage																																									12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																									Under the Power Up Note 13, Power Up had the right to convert all or a portion of the outstanding principal of the Power Up Note 13 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Power Up Note 12, at a price equal to the higher of the variable conversion price or $0.00006 per share. The variable conversion price meant 55% of lowest trading price during the 25-trading day period ending on the last complete trading date prior to the date of conversion, provided, however, that Power Up could not convert the Power Up Note 13 to the extent that such conversion would result in beneficial ownership by Power Up and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											0																																												0		73,000
Interest Expense, Debt																																																							3,240		1,414
Gains (Losses) on Restructuring of Debt																																																							4,882
Debt Instrument, Payment Terms																																									If the Company prepaid the Power Up Note 13 within 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 115%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Power Up Note 13, then such redemption premium was 120%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 125%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 130%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 135%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Power Up Note 13, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)																																																							66,554		6,091
Derivative Liability											86,380																																												86,380		73,529
Interest Expense, Debt, Excluding Amortization																																																									529
Power Up Note 13 [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							73,000
Power Up Note 13 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							4,728
Power Up Note 13 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																									$ 3,000
Power Up Note 13 [Member] | Prepayment Penalty [Member]
Debt (Details) [Line Items]
Repayments of Debt																																																							38,252
Eagle Equities Note 1 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																											2,320,000		3,429,814	3,188,735		2,045,130	3,243,434	2,023,358	2,015,783
Convertible Debt											0																																												0		256,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.021		$ 0.01572	$ 0.01518		$ 0.01362	$ 0.0132	$ 0.0132	$ 0.0132
Debt Instrument, Face Amount																																								$ 256,000
Debt Instrument, Interest Rate, Stated Percentage																																								12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																								Under the Eagle Equities Note 1, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 1 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 1, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 1 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											0																																												0		256,000
Interest Expense, Debt																																																							15,660		3,367
Debt Instrument, Payment Terms																																								If the Company prepaid the Eagle Equities Note 1 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 1, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 1, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)																																																							248,216		7,784
Derivative Liability																																																									271,694
Interest Expense, Debt, Excluding Amortization																																																									15,694
Eagle Equities Note 1 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																											$ 45,000		$ 50,000	$ 45,000		$ 26,000	$ 40,000	$ 25,000	$ 25,000
Eagle Equities Note 1 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																											$ 3,720		$ 3,917	$ 3,405		1,855	2,813	1,708	1,608
Eagle Equities Note 1 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																								$ 6,000
Eagle Equities Note 1 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																26,000	40,000	25,000	25,000
Eagle Equities Note 1 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																$ 1,855	$ 2,813	$ 1,708	$ 1,608
Eagle Equities Note 2 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																					3,586,078		3,574,074	3,556,645	3,005,721	3,194,796
Convertible Debt											0																																												0		256,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 0.0153		$ 0.0153	$ 0.0153	$ 0.01806	$ 0.01896
Debt Instrument, Convertible, Terms of Conversion Feature																																							Under the Eagle Equities Note 2, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 2 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 2, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 2 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											0																																												0		256,000
Interest Expense, Debt																																																							21,813		1,094
Debt Instrument, Payment Terms																																							If the Company prepaid the Eagle Equities Note 2 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 2, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 2, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)																																																							247,605		8,393
Derivative Liability																																																									277,476
Interest Expense, Debt, Excluding Amortization																																																									21,476
Eagle Equities Note 2 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 50,000		$ 50,000	$ 50,000	$ 50,000	$ 56,000
Eagle Equities Note 2 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 4,867		$ 4,683	$ 4,417	$ 4,283	$ 4,573
Eagle Equities Note 3 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)															4,497,778	4,485,556	3,259,369	3,482,065	4,439,024	3,471,711
Convertible Debt											0																																												0		$ 0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)															$ 0.0108	$ 0.0108	$ 0.011	$ 0.011	$ 0.023	$ 0.01566
Debt Instrument, Face Amount																																						$ 256,000
Debt Instrument, Interest Rate, Stated Percentage																																						12.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																						Under the Eagle Equities Note 3, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 3 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 3, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 3 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock.
Debt Instrument, Unamortized Discount											$ 0																																											250,000	0
Interest Expense, Debt																																																					$ 6,576	22,412	24,608
Debt Instrument, Payment Terms																																						If the Company prepaid the Eagle Equities Note 3 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 3, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 3, there shall be no further right of prepayment.
Amortization of Debt Discount (Premium)																																																							$ 256,000
Derivative Liability																																																						$ 272,412
Eagle Equities Note 3 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount															$ 44,000	$ 44,000	$ 33,000	$ 35,000	$ 50,000	$ 50,000
Eagle Equities Note 3 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount															$ 4,576	$ 4,444	$ 3,179	$ 3,442	$ 4,600	$ 4,367
Eagle Equities Note 3 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																																						$ 6,000

[1]	Subsequent to December 31, 2020, $84,000 of principal and $8,398 of accrued interest of this note were converted to a total of 7,629,714 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations.
[2]	Subsequent to December 31, 2020, $100,000 of principal and $9,317 of accrued interest of this note were converted to a total of 8,782,885 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations.
[3]	Subsequent to December 31, 2020, $200,000 of principal and $13,864 of accrued interest of this note were converted to a total of 13,734,672 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations.
[4]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,184,148 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations
[5]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 639,593 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations
[6]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 605,177 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations
[7]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,095,131 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations